Note 7 - Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Preferred Stock [Text Block]
7.	Stockholders ' Equity

Preferred Stock

In
June 2021,
we repurchased the remaining
100
shares of our Series B convertible preferred stock for a total price of
$1,000.
As of
December 31, 2021,
there are
no
shares of our preferred stock outstanding.

Common Stock

2020
Public Offering
–
On
September 29, 2020,
we closed an underwritten public offering (the
“2020
Offering”) of an aggregate of
2,560,000
units of our equity securities (the “Units”) with gross proceeds to us of approximately
$12.8
million. Net proceeds after deducting underwriting discounts and commissions and other offering expenses were approximately
$11.2
million. Each Unit sold in the offering consisted of
one
share of our common stock (or a pre-funded warrant to purchase one
share of common stock, all of which were fully exercised during
2020
), and a warrant to purchase
one
share of common stock (“Unit Warrant”), exercisable at an exercise price of
$5.00
per share and with a
five
-year expiration date.

From
2016
through
August 2020,
to help conserve the Company's cash resources, our executive officers and non-employee directors agreed to defer receipt of all or a portion of their respective cash compensation. Upon consummation of the
2020
Offering,
$1,500,000
of accumulated deferrals were converted at the
$5.00
offering price, resulting in the issuance of
300,001
units substantially similar to the units sold in the public offering, with each unit consisting of one
share of our common stock and
one
warrant substantially similar to a Unit Warrant.

Upon consummation of the
2020
Offering, we issued an aggregate of
177,626
shares of our common stock,
126,042
pre-funded warrants to purchase common stock, and
303,668
warrants substantially similar to a Unit Warrant upon the mandatory conversion of
$1,214,667
of convertible debentures and accrued interest.

2021
Public Offering
–
On
February 11, 2021,
we closed an underwritten public offering of
1,644,000
shares of our common stock, with gross proceeds to us of approximately
$10.3
million. Net proceeds after deducting underwriting discounts and commissions and other offering expenses were approximately
$9.4
million.

Warrant exercises
– During
2021,
740,034
Unit Warrants were exercised for cash, resulting in gross proceeds to us of approximately
$3.7
million; net proceeds after deducting commissions owed to the underwriter of the
2020
Offering were approximately
$3.4
million. During
2021,
an aggregate of
215,672
warrants were exercised using the cashless exercise feature of the warrants, resulting in the issuance of an aggregate of
149,705
shares of our common stock. During
2020,
54,557
warrants were exercised using the cashless exercise feature of the warrants, resulting in the issuance of an aggregate of
36,902
shares of our common stock

Other Common Stock Transactions
– During
2021
and
2020
we issued
13,707
and
26,581
shares, respectively, of our common stock pursuant to consulting agreements. During
2020
we issued an aggregate of
716,790
shares of our common stock, pursuant to the conversion of Series H and Series I convertible preferred stock.

Stock Option Plan

We have a stock-based incentive plan (the
“2020
Plan”) pursuant to which our Board of Directors
may
grant stock options to our employees. A total of
1,500,000
shares of our common stock are reserved for issuance pursuant to the
2020
Plan. The exercise price for any option granted
may
not
be less than fair value (
110%
of fair value for ISO's granted to certain employees). Options have a maximum ten
-year term.

We use the Black-Scholes model for determining the grant date fair value of our stock option grants. This model utilizes certain information, such as the interest rate on a risk-free security with a term generally equivalent to the expected life of the option being valued and requires certain other assumptions, such as the expected amount of time an option will be outstanding until it is exercised or expired, to calculate the fair value of stock options granted. The significant assumptions we used in our fair value calculations were as follows:

	2021	2020
Weighted average risk-free interest rates	1.43%	0.69%
Expected dividend yield	0.0%	0.0%
Expected life of option (in years)	7.0	7.0
Expected volatility	84.80%	38.16%

A summary of stock option activity under the
2020
Plan as of
December 31, 2021,
and changes during the year then ended is presented below.

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	602,000	$2.79
Granted	360,300	3.82
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2021	962,300	$3.18	9.31	$499,660
Exercisable at December 31, 2021	200,661	$2.79	8.93	$166,549

The weighted-average grant date fair values of options granted during
2021
and
2020
were
$2.87
and
$1.12,
respectively. Total stock option compensation expense recognized in the consolidated statement of operations for the years ended
December 31, 2021
and
2020
was
$269,427
and
$18,730,
respectively. As of
December 31, 2021,
there is
$1,420,144
of unrecognized compensation expense that will be recognized over a weighted-average period of
2.2
years.

Stock Purchase Warrants

Summary of Warrants Outstanding
– The table below presents summary information about our warrants outstanding as of
December 31, 2021.
Additional information concerning the warrants follows the table.

Warrant Description	Number of Shares	Exercise Price	Expiration
2020 Warrants	120,000	5.00	Jun 2025
2020 Unit Warrants	2,396,631	5.00	Sep 2025
2020 Representative Warrants	128,000	5.50	Mar 2024
2021 Representative Warrants	72,000	6.875	Aug 2024
2021 Warrants	100,000	13.00	Sep 2026
Total Warrants Outstanding at December 31, 2021	2,816,631

Weighted-Average Exercise Price	$5.35
Weighted-Average Remaining Life (in years)	3.7

2020
Warrants
– In
June 2020,
in connection with the issuance of convertible debentures, we issued warrants to purchase
120,000
shares of common stock, with a
five
-year term and an exercise price of
$10.00.
As a result of the
2020
Public Offering, in
September 2020
the exercise price was reduced to
$5.00.

2020
Unit Warrants
– In
September 2020,
in connection with the
2020
Public Offering, we issued
303,668
warrants upon the conversion of convertible debentures,
300,001
warrants upon the conversion of amounts owed to current and former executive officers and directors, and
2,560,000
warrants to other investors in the
2020
Public Offering, with each of the warrants having a
five
-year term and an exercise price of
$5.00.
During
2021,
740,034
of these warrants were exercised for cash and
27,004
were exercised using the cashless exercise feature of the warrant.

2020
Representative Warrants
– In
September 2020,
we issued
128,000
warrants to the underwriter of the
2020
Public Offering, with a
42
-month term and an exercise price of
$5.50.

2021
Representative Warrants
– In
February 2021,
we issued
72,000
warrants to the underwriter of the
2021
Public Offering, with a
42
-month term and an exercise price of
$6.875.

2021
Warrants
– In
September 2021,
in connection with a technology licensing agreement, we issued
100,000
warrants, with a
five
-year term and an exercise price of
$13.00.

Additional Stock-Based Compensation Expense

In addition to stock-based compensation expense related to the
2020
Plan (see
Stock Options
above), during the years ended
December 31, 2021
and
2020,
we recognized
$100,560
and
$45,733,
respectively, of expense related to the issuance of our common stock pursuant to consulting and investment banking agreements. As of
December 31, 2021,
there is
$19,947
recorded as a prepaid expense for these arrangements, which will be recognized as expense during
2022
over the term of the related agreement.